Acquisition-related charges (Details) (National Semiconductor, USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended																		36 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012 positions	Dec. 31, 2011	Dec. 31, 2013 As recorded in Acquisition charges	Dec. 31, 2012 As recorded in Acquisition charges	Dec. 31, 2011 As recorded in Acquisition charges	Dec. 31, 2013 Amortization of intangible assets	Dec. 31, 2012 Amortization of intangible assets	Dec. 31, 2011 Amortization of intangible assets	Dec. 31, 2013 Retention bonuses	Dec. 31, 2012 Retention bonuses	Dec. 31, 2011 Retention bonuses	Dec. 31, 2013 Stock-based compensation	Dec. 31, 2012 Stock-based compensation	Dec. 31, 2011 Stock-based compensation	Dec. 31, 2013 Severance and other benefits:	Dec. 31, 2012 Severance and other benefits:	Dec. 31, 2011 Severance and other benefits:	Dec. 31, 2013 Severance and other benefits:	Dec. 31, 2013 Employment reductions announced at closing	Dec. 31, 2012 Employment reductions announced at closing	Dec. 31, 2011 Employment reductions announced at closing	Dec. 31, 2013 Change of control	Dec. 31, 2012 Change of control	Dec. 31, 2011 Change of control	Dec. 31, 2013 Transaction and other costs	Dec. 31, 2012 Transaction and other costs	Dec. 31, 2011 Transaction and other costs	Dec. 31, 2013 As recorded in COR	Dec. 31, 2012 As recorded in COR	Dec. 31, 2011 As recorded in COR	Dec. 31, 2013 Distributor contract termination	Dec. 31, 2012 Distributor contract termination	Dec. 31, 2011 Distributor contract termination	Dec. 31, 2013 Inventory related	Dec. 31, 2012 Inventory related	Dec. 31, 2011 Inventory related	Dec. 31, 2013 Property, plant and equipment related	Dec. 31, 2012 Property, plant and equipment related	Dec. 31, 2011 Property, plant and equipment related
Business Combination, Separately Recognized Transactions [Line Items]
Acquisition-related costs		$ 341	$ 471	$ 426	$ 341	$ 450	$ 315	$ 323	$ 325	$ 87	$ 7	$ 57	$ 46	$ 11	$ 17	$ 50		$ 16	$ 70	$ 86	$ 0	$ 16	$ 29	$ 0	$ 0	$ 41	$ 0	$ 35	$ 62	$ 0	$ 21	$ 111	$ 0	$ 21	$ 0	$ 0	$ 0	$ 96	$ 0	$ 0	$ 15
Number of jobs eliminated (in jobs)			350
Severance and benefit costs paid																	3	65	14
Severance and benefit cost recognized, remaining to be paid in future periods																	4
Inventory, fair value write-up	96			96
Property, plant, and equipment, fair value write-up	436			436
Property, plant, and equipment, depreciation rate per quarter from fair value write-up	$ 15